Schedule of Basic and Diluted Net Earnings (Loss) Per Common Share Attributable to Common Shareholders (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
NET LOSS PER COMMON SHARE:
Net income (loss)	$ (9,437,000)	$ 1,658,000	$ 5,269,854	$ (2,682,108)
Less: net earnings allocable to participating securities
Net earnings (loss) allocable to common shareholders	$ (9,437,000)	$ 1,658,000	$ 5,269,854	$ (2,682,108)
Weighted-average shares of common stock outstanding used to calculate basic net earnings (loss) per common share	2,790,000	2,167,000	2,288,377	2,145,002
Basic net earnings (loss) per common share allocable to common stockholders	$ (3.38)	$ 0.77	$ 2.30	$ (1.25)
Add back: interest on convertible promissory notes		$ 85,000	$ 558,082
Net earnings (loss) allocable to common shareholders	$ (9,437,000)	$ 1,743,000	$ 5,827,936	$ (2,682,108)
Add: dilutive effect of stock options		2,031,000	1,716,695
Add: dilutive effect of warrants		359,000
Add: dilutive effect of common stock issued for convertible promissory notes		689,000
Add: dilutive effect of redeemable convertible preferred stock		3,323,000
Weighted-average shares of common stock outstanding used to calculate diluted net earnings (loss) per common share	2,790,000	8,569,000	4,005,072	2,145,002
Diluted net earnings (loss) per common share attributable to common stockholders	$ (3.38)	$ 0.20	$ 1.46	$ (1.25)
Net earnings (loss) allocable to common stockholders	$ (9,437,000)	$ 1,658,000	$ 5,269,854	$ (2,682,108)
Net earnings (loss) allocable to common stockholders	$ (9,437,000)	$ 1,743,000	$ 5,827,936	$ (2,682,108)